Segment disclosure (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Summary of Revenue Information Relating to Geographic Locations

Revenue information relating to the geographic locations in which the Company sells products was as follows:

	Year ended March 31,
	2016	2015	2014
Revenue
United States	$194,596	$255,544	$266,610
Canada	29,041	37,852	62,979
Europe, Middle East and Africa	105,846	152,569	167,099
Rest of World	18,997	46,954	92,486

	$348,480	$492,919	$589,174